Document And Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Recon Technology, Ltd
Entity Central Index Key	0001442620
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Trading Symbol	RCON
Title of 12(b) Security	Ordinary Shares, $0.0925 par value per share
Entity Common Stock, Shares Outstanding	7,202,832
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false